Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	31132-0001/ CW1374591.1

August 23, 2007

BY COURIER AND EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549-7010

USA

Attention:	Donna Levy

Dear Sirs/Mesdames:

Re: Mainland Resources Inc. Amendment No. 3 to Registration Statement on Form SB-2 Filed July 17, 2007 File No. 333-142053

Thank you for your telephone call of August 15, 2007 with respect to Amendment No. 3 to the Form SB-2 (the “Form SB-2”) filed by Mainland Resources Inc. (the “Company”). We enclose our response to your telephone comments and four blacklined copies of our amendment to the Form SB-2. We have made the following changes to the Form SB-2 in response to your comments:

1.                We have updated the issued and outstanding shares of common stock as of a more recent date, August 13, 2007, on pages 5, 16, 21 and 22 of the Form SB-2.

2.                We have updated the status of phase one of the exploration program to indicate that the Company commenced phase one of the exploration in July 2007 on page 25 of the Form SB-2. We have also updated the estimated cost to complete phase one of the exploration program to CDN $7,500 (US $6,450.75) on page 14 of the Form SB-2.

3.                We have updated the number of employees as of a more recent date, August 13, 2007, on page 27 of the SB-2.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

4.                We have updated the SEC address to 100 F Street N.E., Washington, D.C. 20549 on page 36 of the Form SB-2.

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We look forward to any further comments you may have in regard to the amended SB-2 or with respect to the above response. Should you have any questions, please do not hesitate to contact the writer directly at 604.643.3118.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

WLM/lro

cc:	Vijesh Harakh